N-2	Oct. 05, 2022
Cover [Abstract]
Entity Central Index Key	0001313510
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	GAMCO Global Gold, Natural Resources & Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
Delaware Statutory Trust Act – Control Share Acquisitions
The Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the “
DSTA Control Share Statute
”). The DSTA Control Share Statute applies to any
closed-end
investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Fund on August 1, 2022.
The DSTA Control Share Statute defines “control beneficial interests” (referred to as “
control shares
” herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (“
DSTA
”) or the Fund’s Governing Documents with respect to the control shares acquired in the control share acquisition, except to the extent approved by the Fund’s shareholders by the affirmative vote of two–thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).
The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by aggregating the holdings of the acquiring person as well as those of his, her or its “associates.” These thresholds are:

•	10% or more, but less than 15% of all voting power;
•	15% or more, but less than 20% of all voting power;
•	20% or more, but less than 25% of all voting power;
•	25% or more, but less than 30% of all voting power;
•	30% or more, but less than a majority of all voting power; or
•	a majority or more of all voting power.
Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the “control shares”) until approved by a vote of shareholders, as described above, or otherwise exempted by the Fund’s Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.